Commitments and Contingencies (Details) - USD ($)												1 Months Ended															3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Oct. 02, 2021	Oct. 01, 2021	Sep. 15, 2021	Sep. 10, 2021	Sep. 10, 2021	Jul. 06, 2021	Jun. 24, 2021	Apr. 01, 2021	Apr. 20, 2020	Jun. 30, 2022	Mar. 25, 2022	Jan. 19, 2022	Oct. 25, 2021	Oct. 20, 2021	Sep. 15, 2021	Jul. 22, 2021	Jul. 22, 2021	Jun. 22, 2021	Jun. 22, 2021	Mar. 30, 2021	Dec. 31, 2020	Sep. 22, 2020	Sep. 22, 2020	Apr. 20, 2020	Jul. 31, 2022	Jul. 31, 2022	Oct. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Nov. 08, 2022	Jun. 22, 2022	May 28, 2021	May 17, 2021	Apr. 07, 2021	Mar. 31, 2021	Mar. 29, 2021	Mar. 22, 2021	Feb. 03, 2021	Sep. 24, 2020	Feb. 22, 2018
Commitments and Contingencies (Details) [Line Items]
Annual salary				$ 120,000
Shares of common stock (in Shares)				2,000,000						2,000,000																			186,037		186,037
Grand date fair value				$ 2,714,971						$ 1,800,000																			$ 152,626		$ 152,626
Exercisable per share (in Dollars per share)				$ 0.001
Expires date													Mar. 27, 2027
Rental obligation																																											$ 109,235
Payment of obligation																																											50,000
Remaining due lease obligation, amount																							$ 26,400						22,900		22,900	$ 26,400
Put option agreement, description																										On April 20, 2020, the Company and a stockholder entered into a Put Option Agreement (see Note 3), pursuant to which, among other things, the Company agreed, at the election of the stockholder, to purchase certain shares of common stock from such stockholder no sooner than two years from the date of the Put Option Agreement also referred to herein as Market Period. Pursuant to the Put Option Agreement, in the event that the stockholder does not generate $1.3 million dollars also referred to herein as Total Investment in gross proceeds from the sale of its shares of common stock by the second anniversary of the Put Option Agreement, then the stockholder has the right to cause the Company to purchase shares held by the stockholder at a price equal to the difference between the Total Investment and the net proceeds actually realized by the stockholder from shares of common stock sold during the Market Period and the number of shares of common stock held by the stockholder on the date the put right is exercised. The put right expires fourteen (14) days from end of the Market Period. In connection with the Put Option Agreement, the Company recorded a common stock repurchase obligation in the amount of $1.3 million, reflected in the accompanying consolidated balance sheets as common stock repurchase obligation, and reduction of additional paid in capital upon entering the Put Option Agreement. The repurchase obligation is re-assessed by the Company each reporting period and adjusted for the proceeds received by the stockholder from sale of common stock. During the ten months ended October 31, 2021, the Company re-assessed the repurchase obligation and pursuant to the agreement recorded a reduction of $681,726 for net proceeds realized by the stockholder on sale of Company common stock which was reclassified to additional paid in capital. As of October 31, 2021 and December 31, 2020, the Company had $0.6 and $1.3 million of common stock repurchase obligation outstanding, respectively.
Aggregate purchase price												$ 150,000
Repurchase amount												$ 150,000
Description of repurchase agreement												The Company shall pay to the Shareholder the Purchase Price in immediately available funds, as follows: (1) $50,000 which was be paid upon the complete execution of this Stock Repurchase Agreement, and the related Settlement Agreement and Release, and the Lock-up and Leak-out Agreement; (2) $50,000 to be paid 30 days after the complete execution of the Stock Repurchase Agreement, the Settlement Agreement and Release, and the Lock-up and Leak-out Agreement; and (3) the final $50,000 to be paid 60 days after the complete execution of the Stock Repurchase Agreement, the Settlement Agreement and Release, and the Lock-up and Leak-out Agreement. As of July 31, 2022, the Company had $100,000 of common stock repurchase obligation outstanding.
Common stock repurchase																												$ 100,000
Warrants issued (in Shares)																						25,000													150,000	60,000	75,000	75,000	50,000	25,000	150,000
Royalty payment																												86,442
Royalty fee																												6,000	198
Minimal royalty payment																												109,210
GMR expense		$ 218,380																											113,753	$ 36,403
Accrued royalty fee																											$ 109,199	109,199
Accounts payable																											61,794	61,794
Accrued expense and other liabilities																											44,405	44,405														$ 5,009
Total accrued royalty fee																							$ 36,403				$ 109,199	$ 109,199	$ 71,896		$ 71,896	$ 36,403
Net revenue percentage																											5.00%	5.00%	10.00%		10.00%
Minimum compensation																												$ 24,000			$ 24,000
Paid installment																											$ 2,000	2,000	$ 2,000		2,000
Accrued royalty fee																													198		$ 198
Revenue share agreement, description																						the Company closed a Revenue Share Agreement (“Agreement”) with a lender pursuant to which the Company agreed to sell, assign and transfer to the lender and the lender agreed to purchase from the Company, all of the Company’s right, title and interest in its future receivables amounting to $74,200 (“Specified Amount”) and $70,000 (“Purchase Price” or “Advance”) of this amount shall be made available to the Company. Pursuant to the Agreement, prior to the lender making the amount of the Advance available for use (even if the Company choose not to spend any or all of the Advance); (a) the Company will deliver, and will cause to be delivered, on each day to the lender, 20% of future receivables and 25% of future receivables after the 121st day from and including the closing date (“Applicable Percentage”) until the lender receive the specified Amount and; (b) the Company acknowledge that good, sufficient and valuable consideration has been received. The Company will only use the Advance for the purchase of products or services necessary to operate its business as defined in the Agreement. On April 1, 2021, an advance of $74,200 of which $70,000 was made available to the Company and $4,200 OID was charged to interest expense.									In addition, subject to the terms and conditions of this Development Agreement, the Company shall pay to Roblé a guaranteed minimum compensation of $36,000 for twelve months (the “GMC”) as follows: (i) $9,000 upon the Company’s receipt and approval of all recipes submitted by Roblé; (ii) $9,000 upon the commencement of selling of the Roblé Meals (“Selling Date”); (iii) $3,000 per month for a period of six months, commencing the month immediately following the Selling Date.
Common stock share issued (in Shares)					150,000																150,000										112,500
Common share fair value					$ 255,000			$ 2,028,393
Amortized deferred compensation																													$ 147,344		$ 147,344			$ 150,000
Development agreement, description																													Cocina shall receive 10% royalties on all Net Revenues (“Royalty”) generated from the sale of: (i) CS Meals; and (ii) Home Bistro and Prime Chop brand orders in which a CS dedicated code was used at the time of purchase, in accordance with the Royalty Schedule set forth in the Development Agreement. For the purpose of this Development Agreement “Net Revenue” shall be defined as gross sales of products less actual returns and refunds, which returns and refunds shall not exceed eight percent (8%) of such gross sales. In addition, the GMR for the Term shall be at least $36,000 per year in the aggregate, payable monthly at the rate of $3,000 per month or 10% of gross sales, whichever is higher for the month. The Company agrees that Royalty payments may only be credited to the year to which such payments apply (i.e., Royalty payments paid to Claudia Cocina during the first twelve months of the Agreement can only offset the GMR of the first twelve months, and not the subsequent 12-month period GMR).
Fair value of market price																					$ 150,000
Deferred compensation				$ 115,938																											25,156
Professional and consulting expense																											30,000	90,000
Royalty fee percentage									10.00%
Aggregate Paid																													$ 78,260		78,260
Aggregate paind in parties																															9,000
Minimum compensation																															75,000
Payable rate																													6,250		6,250
Monthly fee										$ 10,000
Deferred compensation related expenses																													750,000		750,000
Aggregate amount							$ 350,000																								570,645
Monthly installments							$ 50,000
Aggregate amount																													100,000		100,000
Selling and marketing expenses																															58,333
Prepaid expense																													$ 41,667		41,667
Payable in cash				3,000
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Warrants issued (in Shares)																						50,000
Common stock share issued (in Shares)															2,266,666	100,000		150,000		150,000			119,535						6,112,993			1,492
Common share fair value															$ 2,969,334	$ 132,000		$ 172,500		$ 150,000			$ 38,263
Amortized deferred compensation																													$ 121,875		$ 121,875
Deferred compensation																													$ 28,125
Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Warrants issued (in Shares)																								300,000	300,000
1 Year [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payment																								$ 109,210	$ 109,210
2 Year [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payment																								218,380	218,380
3 Year [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payment																								$ 436,770	$ 436,770
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Shares of common stock (in Shares)																																	600,000
GMR expense	$ 436,770
May Employment Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Annual salary													$ 120,000
Shares of common stock (in Shares)													250,000
Grand date fair value													$ 187,280
Exercisable per share (in Dollars per share)													$ 0.001
Financial term													2 years
Hungry Fan Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																													10.00%		10.00%
Hungry Fan Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued royalty fee																													$ 1,000		$ 1,000
Net revenue percentage																													10.00%		10.00%
Velvet Desserts Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																													10.00%		10.00%
Velvet Desserts Commission [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																													10.00%		10.00%
Claudia Cocina LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Amortized deferred compensation																													$ 121,875		$ 121,875
Deferred compensation																															28,125
Chef Richard Blais [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock share issued (in Shares)																		150,000
Amortized deferred compensation																		$ 172,500	$ 172,500										$ 147,344		147,344
Fair value of market price																		172,500
Deferred compensation																															$ 25,156
Blais Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																													10.00%		10.00%
Blais Commission [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																													10.00%		10.00%
Perfect Athlete LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																													10.00%		10.00%
Common stock share issued (in Shares)					150,000
Amortized deferred compensation					$ 255,000												$ 255,000												$ 239,063		$ 239,063
Fair value of market price					172,500
Deferred compensation																															15,938
Consulting Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred compensation																															1,050,000
Collectively as Parties [Member]
Commitments and Contingencies (Details) [Line Items]
Grand date fair value				$ 678,253
Issued to warrant purchase (in Shares)				500,000
Exercise price (in Dollars per share)				$ 0.001
Dutchess Capital [Member]
Commitments and Contingencies (Details) [Line Items]
Grand date fair value				$ 1,356,507
Issued to warrant purchase (in Shares)				1,000,000
Exercise price (in Dollars per share)				$ 0.001
Payable in cash				$ 10,000
Lock-Up and Leak Out Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Amortized deferred compensation																													36,688		36,688
Employment Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Annual salary				$ 120,000
Shares of common stock (in Shares)				2,000,000
Grand date fair value				$ 2,714,971
Exercisable per share (in Dollars per share)				$ 0.001
Expired term				Oct. 01, 2026
Lease Obligation Settlement [Member]
Commitments and Contingencies (Details) [Line Items]
Rental obligation																																											109,235
Payment of obligation																																											$ 50,000
Remaining due lease obligation, amount																											21,400	21,400	22,900		22,900
Put Option Agreement and Stock Repurchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Put option agreement, description											On April 20, 2020, the Company and a stockholder entered into a Put Option Agreement (see Note 3), pursuant to which, among other things, the Company agreed, at the election of the stockholder, to purchase certain shares of common stock from such stockholder no sooner than two years from the date of the Put Option Agreement also referred to herein as Market Period. Pursuant to the Put Option Agreement, in the event that the stockholder does not generate $1.3 million dollars also referred to herein as Total Investment in gross proceeds from the sale of its shares of common stock by the second anniversary of the Put Option Agreement, then the stockholder has the right to cause the Company to purchase shares held by the stockholder at a price equal to the difference between the Total Investment and the net proceeds actually realized by the stockholder from shares of common stock sold during the Market Period and the number of shares of common stock held by the stockholder on the date the put right is exercised. The put right expired fourteen (14) days from end of the Market Period. In connection with the Put Option Agreement, the Company recorded an initial common stock repurchase obligation in the amount of $1.3 million, reflected in the accompanying consolidated balance sheets as common stock repurchase obligation, and reduction of additional paid in capital upon entering the Put Option Agreement. The repurchase obligation is re-assessed by the Company each reporting period and adjusted for the proceeds received by the stockholder from sale of common stock. During the ten months ended October 31, 2021, the Company recorded a reduction of $681,725. During the nine months ended July 31, 2022, the Company recorded a reduction of $113,072. As of July 31, 2022, the Company has recorded an aggregate reduction of $794,797 for net proceeds realized by the stockholder on sale of Company common stock which was reclassified to additional paid in capital. As of July 31, 2022 and October 31, 2021, the Company had $505,203 and $618,275 million of common stock repurchase obligation outstanding, respectively.
Corlich Enterprises, Inc [Member]
Commitments and Contingencies (Details) [Line Items]
Warrants issued (in Shares)																								300,000	300,000
Royalty fee																												49,139	78,260
Hungry Fan Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued royalty fee																											$ 4,000	$ 4,000	1,000		1,000
Net revenue percentage																											10.00%	10.00%
Paid installment																													14,000		14,000
Hungry Fan Commission [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Velvet Desserts Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Velvet Desserts Commission [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Royalty fees																													198
Accrued royalty fee																											$ 198	$ 198
Roblé Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Roblé Commission [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Chef Roblé & Co [Member]
Commitments and Contingencies (Details) [Line Items]
Revenue share agreement, description																												In addition, subject to the terms and conditions of this Development Agreement, the Company shall pay to Roblé a guaranteed minimum compensation of $36,000 for twelve months (the “GMC”) as follows: (i) $9,000 upon the Company’s receipt and approval of all recipes submitted by Roblé; (ii) $9,000 upon the commencement of selling of the Roblé Meals (“Selling Date”); (iii) $3,000 per month for a period of six months, commencing the month immediately following the Selling Date. The total aggregate compensation paid to Roblé shall be reduced by the GMC. During the transitional period ending October 31, 2021, the first condition has been satisfied by both parties and the Company paid $9,000 the GMC. As of July 31, 2022 and October 31, 2021, there were no accrued GMC as the Selling Date has not yet occurred.
Claudia Cocina LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Minimum compensation																												$ 121,875
Common stock share issued (in Shares)																					150,000
Common share fair value																					$ 150,000
Amortized deferred compensation																											$ 0	$ 0	121,875		$ 121,875
Development agreement, description																												Cocina shall receive 10% royalties on all Net Revenues (“Royalty”) generated from the sale of: (i) CS Meals; and (ii) Home Bistro and Prime Chop brand orders in which a CS dedicated code was used at the time of purchase, in accordance with the Royalty Schedule set forth in the Development Agreement. For the purpose of this Development Agreement “Net Revenue” shall be defined as gross sales of products less actual returns and refunds, which returns and refunds shall not exceed eight percent (8%) of such gross sales. In addition, the GMR for the Term shall be at least $36,000 per year in the aggregate, payable monthly at the rate of $3,000 per month or 10% of gross sales, whichever is higher for the month. The Company agrees that Royalty payments may only be credited to the year to which such payments apply (i.e., Royalty payments paid to Claudia Cocina during the first twelve months of the Agreement can only offset the GMR of the first twelve months, and not the subsequent 12-month period GMR). Payments made during any year during the Term, which are in excess of the GMR payments for the applicable year may not be credited towards another year. All GMR payments hereunder are non-refundable and are due upon the first CS Meals being launched which occurred in November 2021. During the nine months ended July 31, 2022, the Company recorded $21,000 of royalty expense related to the GMR. As July 31, 2022 and October 31, 2021, there were no accrued royalty fee.
Chef Richard Blais [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payment																												$ 56,250
Royalty fee																													1,815
Total accrued royalty fee																											8,065	8,065
Common stock share issued (in Shares)																			150,000
Amortized deferred compensation																		$ 172,500	$ 172,500								147,344	$ 147,344
Development agreement, description																												For the use of Chef Richard Blais and all associated intellectual property for the benefit of the Blais Meals, the Company shall pay to Blais the following: (i) 10% of all net revenue generated from the sale of Blais Meals (the “Blais Royalty”). For the purpose of this agreement “Net Revenue” shall be defined as gross sales generated on Blais Meals less discounts and returns. The Blais Royalty generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Blais Royalty was earned; (ii) 10% of all Net Revenue generated from the sale of Home Bistro and Prime Chop brand orders in which a Blais Dedicated Code was used at the time of purchase (“Blais Commission”). The Blais Commission generated during each calendar month in which an agreement is in effect shall be due and payable by the 10th business day of the following month in which the Blais Commission was earned and; (iii) Guaranteed Minimum Royalty. Subject to the terms and conditions of the Development Agreement, the Company shall pay to Chef Richard Blais a guaranteed minimum compensation of $75,000 for each twelve-month period the Development Agreement is in effect (“GMC”) payable monthly at the rate of $6,250 per month, beginning on the earlier of the launch of Blais Meals or ninety days after the execution of this Development Agreement.
Agreement term																			1 year
Fair value of market price																			$ 172,500
Deferred compensation																												$ 0	147,344
Total GMR payable																											51,815	51,815
Total payable																											43,750	43,750
Perfect Athlete LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock share issued (in Shares)																	150,000
Amortized deferred compensation					$ 255,000												$ 255,000										$ 74,375	74,375
Agreement term																	1 year
Fair value of market price																	$ 255,000
Deferred compensation																												$ 164,687	$ 239,063
Perfect Athlete LLC [Member] | PA Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Perfect Athlete LLC [Member] | PA Commission [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Spicy Mango Foodies LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock share issued (in Shares)														100,000
Amortized deferred compensation														$ 100,000
Fair value of market price														$ 100,000
Spicy Mango Foodies LLC [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred compensation																												$ 27,083
Spicy Mango Foodies LLC [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred compensation																												$ 72,917
Spicy Mango Foodies LLC [Member] | SMF Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Spicy Mango Foodies LLC [Member] | SMF Commission [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																											10.00%	10.00%
Consulting Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Development agreement, description			On October 1, 2021, the Company and a consultant (collectively as “Parties”) entered into a consulting agreement which shall remain in effect until April 1, 2022, unless sooner terminated as provided in the agreement, or unless extended by agreement of the Parties. Pursuant to the agreement, the Company issued warrants to purchase 500,000 of common stock (“Warrant”) with a grant date fair value of $678,253 for services rendered and was recorded as professional and consulting expenses in the accompanying consolidated statement of operations in 2021. The Warrant vested upon issuance, has an exercise price of $0.001 and expiration date of October 1, 2026. In addition, the consultant shall receive $3,000 per month, payable in cash on the first of each month commencing on the effective date.			On September 10, 2021, the Company and Bench International, LLC (“Bench International”) (collectively as “Parties”) entered into an agreement to marketing consulting services (“Agreement”). The Agreement shall remain in effect for twelve months from the effective date of September 10, 2021. Pursuant to the Agreement, Bench International shall be paid, in cash, and aggregate amount of $350,000 to be paid in seven monthly instalments of $50,000 beginning September 2021 until March 2022. In 2021, the Company paid an aggregate amount of $100,000. During the nine months ended July 31, 2022, the Company paid an aggregate amount of $205,000. During the nine months ended July 31, 2022, the Company recognized $246,667 of expense related to this Agreement and recorded as selling and marketing expenses in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, the prepaid expense related to this Agreement were $0 and $41,667, respectively.				On April 1, 2021, the Company and Redstone Communications, LLC (“Redstone”) (collectively as “Parties”) entered into an agreement to provide strategic consulting services (“Agreement”). The Agreement shall remain in effect for twelve months from the effective date of April 1, 2021 until March 31, 2022. Pursuant to the Agreement, Redstone shall be paid, in cash, a monthly fee of $10,000 over the twelve months service period and received 2,000,000 shares of common stock with grant date fair value of $1,800,000 as compensation, which was recorded as deferred compensation in the accompanying consolidated balance sheet and amortized over the twelve months service period. In 2021, the Company amortized $1,050,000 of the deferred compensation. During the nine months ended July 31, 2022, the Company amortized $750,000 of the deferred compensation and was recorded as professional and consulting expense in the accompanying unaudited consolidated statement of operations. As of July 31, 2022 and October 31, 2021, the deferred compensation related to this Agreement was $0 and $750,000, respectively.
Capital Partners LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Development agreement, description			the Company and Michael Novielli through Dutchess Capital Partners, LLC (“Dutchess Capital”) (collectively as “Parties”) entered into a consulting agreement which shall remain in effect until April 1, 2022 unless sooner terminated as provided in the agreement, or unless extended by agreement of the Parties. Michael Novielli currently serves as a member of the Board of Directors and is considered a related party. Pursuant to the agreement, Dutchess Capital received warrants to purchase 1,000,000 of common stock (“Warrant”) with a grant date fair value of $1,356,507, for services rendered and was recorded as professional and consulting expenses – related party in the accompanying consolidated statement of operations. The Warrant vested upon issuance, had exercise price of $0.001 and expiration date of October 1, 2026. In addition, Dutchess Capital shall receive $10,000 per month, payable in cash on the first of each month commencing on the effective date.
Lock-Up and Leak Out Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock share issued (in Shares)																													112,500
Amortized deferred compensation																											$ 670,212	$ 670,212
Fair value of market price																													$ 152,626
Deferred compensation																												$ 0	$ 115,938
Lock-Up and Leak Out Agreements [Member] | Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock share issued (in Shares)																												516,748
Fair value of market price																												$ 554,273
Roble Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																													10.00%		10.00%
Roble Commission [Member]
Commitments and Contingencies (Details) [Line Items]
Net revenue percentage																													10.00%		10.00%